Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2024
Vessels, Net
Schedule of vessels, net

	Vessels’ cost	Drydocking and special survey costs	Total
Cost
Balance – January 1, 2023	1,138,221,805	13,705,520	1,151,927,325
Fully amortized Drydock component	—	(1,600,000)	(1,600,000)
Additions	—	4,109,803	4,109,803
Balance - December 31, 2023	1,138,221,805	16,215,323	1,154,437,128
Fully amortized Drydock component	—	(6,000,000)	(6,000,000)
Additions	—	11,628,230	11,628,230
Balance – December 31, 2024	1,138,221,805	21,843,553	1,160,065,358
Accumulated Depreciation
Balance – January 1, 2023	(120,665,575)	(6,965,715)	(127,631,290)
Fully amortized Drydock component	—	1,600,000	1,600,000
Depreciation charge for the year	(37,517,768)	(2,819,890)	(40,337,658)
Balance - December 31, 2023	(158,183,343)	(8,185,605)	(166,368,948)
Fully amortized Drydock component	—	6,000,000	6,000,000
Depreciation charge for the year	(37,494,282)	(3,604,608)	(41,098,890)
Balance – December 31, 2024	(195,677,625)	(5,790,213)	(201,467,838)
Net Book Value – December 31, 2023	980,038,462	8,029,718	988,068,180
Net Book Value – December 31, 2024	942,544,180	16,053,340	958,597,520

Schedule of other fixed assets

As of December 31,	2024	2023
Right-of-Use assets	80,206	26,233
Other fixed assets	—	61,019
Total	80,206	87,252